Going Concern	12 Months Ended
Jun. 30, 2026
Going Concern [Abstract]
Going concern
2.	Going concern

The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. The Group incurred net cash used in operating activities was RMB26,746,765 for the year ended June 30, 2026. As of June 30, 2026, the Group’s accumulated deficit was RMB168,646,240. For the years ended June 30, 2026, the Group’s net loss was RMB28,745,427. Such conditions in the aggregate indicated a substantial doubt regarding the Group’s ability to continue as a going concern.

The Group plans to implement financing plans in the future which will be sufficient to meet anticipated working capital requirements and capital expenditures within the next 12 months from the issuance date of the consolidated financial statements. On September 25, 2026, the Company entered into a securities purchase agreements several investors named therein, pursuant to which the Company agreed to issue and sell, in a best effort offering, a total of 12,000,000 Class A Ordinary Shares at the price of $0.80 per Class A Ordinary Share. The securities purchase agreement contained customary representations and warranties and agreements of the Company and the purchasers and includes customary indemnification rights and obligations of the parties. The Company engaged Kingswood Capital Partners, LLC as the placement agent the offering pursuant to a placement agency agreement dated September 25, 2026, by and between the Company and the placement agent. The Offering was closed on September 28, 2026. As of September 30, 2026, the proceeds of USD 8.6 million from the financing have been received and are expected to be sufficient to cover the Company’s cash shortfall over the next 12 months. Moreover, the Group has proactively taken actions to fundamentally optimize overall cost structure by upgrading its business and service model and implemented other cost control measures. Actions include standardizing the Group’s finance and operation policies throughout the Group, enhancing internal controls, and creating a synergy of the Group’s resources. Taking into consideration all these actions mentioned above, management concluded that the substantial doubt on the Group’s ability to continue as a going concern will be alleviated through the effective implementation of the business plans.